Other Assets - Schedule of Allowance for Credit Loss (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
RMB
As of January 1	$ 188,777,551
As of December 31	221,901,927
Provision for credit losses	18,590,628
(Charge-offs)/Recovery	$ 14,533,748